Consolidated Statements Of Changes In Member's Equity (USD $) In Thousands	Total	Paid-in-Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2008	$ 91,704	$ 301,110	$ (167,135)	$ (42,271)
Parent company contributions	11,712	15,281	(3,569)
Cash distributions	(15,459)		(15,459)
Net income (loss)	80,702		80,702
Other comprehensive income	28,702			28,702
Equity award expense	632	632
Ending balance at Dec. 31, 2009	197,993	317,023	(105,461)	(13,569)
Cash distributions	(78)		(78)
Net income (loss)	(125,480)		(125,480)
Other comprehensive income	(2,685)			(2,685)
Equity award expense	1,667	1,667
Ending balance at Dec. 31, 2010	71,417	318,690	(231,019)	(16,254)
Net income (loss)	(65,810)		(65,810)
Other comprehensive income	1,306			1,306
Equity award expense	1,293	1,293
Ending balance at Jun. 30, 2011	8,206	319,983	(296,829)	(14,948)
Beginning balance at Dec. 31, 2010	71,417	318,690	(231,019)	(16,254)
Cash distributions	(88)		(88)
Net income (loss)	(122,529)		(122,529)
Other comprehensive income	(12,404)			(12,404)
Equity award expense	2,420	2,420
Ending balance at Dec. 31, 2011	(61,184)	321,110	(353,636)	(28,658)
Cash distributions	(63)		(63)
Net income (loss)	(91,425)		(91,425)
Other comprehensive income	5,038			5,038
Equity award expense	1,647	1,647
Ending balance at Jun. 30, 2012	$ (145,987)	$ 322,757	$ (445,124)	$ (23,620)